Inventories	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories
5.	Inventories

	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Raw materials	6,641,985	5,964,255	1,417,226
Work-in-progress	384,463	194,452	46,206
Finished goods	2,027,588	2,232,202	530,416
Goods-in-transit	711,981	790,199	187,767
Packaging materials	21,958	31,752	7,545
	9,787,975	9,212,860	2,189,160

The cost of inventories recognized as an expense and included in “cost of sales” amounted to RM 13,830,947 (2024: RM 11,780,723).

During the financial year, the Company recognized RM 421,605 (2024: RM 257,771) in respect of inventories write-down. This amount has been included in “cost of sales”.

During the financial year, the Company reversed RM 646 (2024: RM 25,543) in respect of previous inventories write-down as the Company sold these goods that were previously written down above their carrying value. This amount has been included in “cost of sales”.